Group Variable Annuity Contracts

Separate Account Eleven

Standard (Series A)

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated July 6, 2007 to the Prospectus Dated September 28, 2007

Supplement Dated November 2, 2007 to your Prospectus

DWS RREEF REAL ESTATE SECURITIES FUND — CLOSURE

DWS RREEF Real Estate Securities Fund Sub-Account is closed to all Contracts issued on or after March 30, 2007.

OPPENHEIMER SMALL & MID CAP VALUE FUND — CLOSURE

Oppenheimer Small & Mid Cap Value Fund Sub-Account is closed to all Contracts issued on or after May 31, 2007.

This supplement should be retained with the prospectus for future reference.